Employee Benefits - Summary of Sensitivity of the Retirement and Post-Employment Benefits to a Variation of the Discount Rate (Details) € in Thousands	Jun. 30, 2022 EUR (€)
Disclosure of information about defined benefit plans [abstract]
Changes in assumptions/discount rate (as a percent)	0.50%
Impact/present value of the undertaking	€ (39)
Changes in assumptions/discount rate (as a percent)	0.50%
Impact/present value of the undertaking	€ 41